Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2020 Fund - Fidelity Advisor Managed Retirement 2020 Fund - Class A
Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	5.53%
Annual Return 2015	(0.24%)
Annual Return 2016	6.80%
Annual Return 2017	13.01%
Annual Return 2018	(4.69%)
Annual Return 2019	15.89%
Annual Return 2020	11.78%
Annual Return 2021	6.49%
Annual Return 2022	(14.85%)
Annual Return 2023	10.44%